SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Change in fair value of financial instruments	$ 609,733	$ 88,515	$ (105,714)
Shares issued as incentive stock grants (shares)		140,000	163,000
Equity investment share-based payments		$ 366,800	$ 322,900
Currency translation adjustment	(1,424,814)	(862,335)	4,350,667
CTA loss on royalty interest	(1,605,133)	(949,607)	5,161,567
CTA loss on goodwill	(223,778)	(230,234)	1,331,949
CTA gain on deferred tax liability	443,115	309,230	1,715,574
CTA gain in the net assets of a subsidiary	39,018	8,276	427,275
Conversion of convertible loan to an investment in an associated company	1,017,540	1,605,466
Finder's fees in units	345,246
Capital stock [Member]
Statement [Line Items]
Shares issued as incentive stock grants		166,600	233,950
Reclass of reserves on exercise of options	45,545	65,133
Finder's fees in units	305,789
Share-based payments [Member]
Statement [Line Items]
Equity investment share-based payments		366,800	$ 322,900
Reclass of reserves on exercise of options	(45,545)	$ (65,133)
Finder's fees in units	$ 39,457